Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	1847 HOLDINGS LLC
Document Type	POS AM
Amendment Flag	true
Amendment Description	On January 23, 2020, the registrant filed a registration statement on Form S-1 (File No. 333-236041) (the “Registration Statement”). The Registration Statement, as amended, was declared effective by the Securities and Exchange Commission on February 12, 2020. On September 3, 2020, the registrant filed post-effective amendment No. 1 to the Registration Statement (“Post-Effective Amendment No. 1”) to include information from the registrant’s Annual Report on Form 10-K for the year ended December 31, 2019 and update certain other business information in the Registration Statement. Post-Effective Amendment No. 1 was declared effective by the Securities and Exchange Commission on September 14, 2020. This post-effective amendment No. 2 is being filed to include information from the registrant’s Annual Report on Form 10-K for the year ended December 31, 2020 and update certain other business information in Post-Effective Amendment No. 1.
Entity Central Index Key	0001599407
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE